Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	14.88%	16.48%	23.20%	(6.97%)	16.46%